Roundhill S&P Dividend Monarchs ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Agriculture - 3.1%
Archer-Daniels-Midland Co.	1,676	$100,124

Banks - 1.8%
Commerce Bancshares, Inc./MO	965	57,321

Beverages - 6.5%
Coca-Cola Co.	1,470	105,634
PepsiCo, Inc.	620	105,431
		211,065

Chemicals - 6.6%
HB Fuller Co.	446	35,403
PPG Industries, Inc.	523	69,277
RPM International, Inc.	489	59,169
Stepan Co.	634	48,977
		212,826

Commercial Services - 2.6%
ABM Industries, Inc.	1,036	54,659
S&P Global, Inc.	54	27,898
		82,557

Cosmetics/Personal Care - 10.1%
Colgate-Palmolive Co.	677	70,280
Kenvue, Inc.	7,687	177,800
Procter & Gamble Co.	461	79,845
		327,925

Distribution/Wholesale - 1.0%
WW Grainger, Inc.	31	32,203

Electric - 4.9%
Black Hills Corp.	2,598	158,790

Electrical Components & Equipment - 1.8%
Emerson Electric Co.	530	57,966

Food - 5.4%
Hormel Foods Corp.	3,733	118,336
Lancaster Colony Corp.	327	57,739
		176,075

Gas - 4.0%
National Fuel Gas Co.	2,112	128,008

Hand/Machine Tools - 6.1%
MSA Safety, Inc.	180	31,921
Stanley Black & Decker, Inc.	1,490	164,094
		196,015

Healthcare-Products - 2.2%
Abbott Laboratories	627	71,484

Household Products/Wares - 3.5%
Kimberly-Clark Corp.	798	113,539

Iron/Steel - 1.3%
Nucor Corp.	280	42,095

Machinery-Diversified - 1.2%
Dover Corp.	203	38,923

Miscellaneous Manufacturing - 2.5%
Illinois Tool Works, Inc.	313	82,028

Packaging & Containers - 4.3%
Sonoco Products Co.	2,539	138,706

Pharmaceuticals - 9.0%
AbbVie, Inc.	651	128,560
Becton Dickinson & Co.	217	52,319
Johnson & Johnson	689	111,659
		292,538

Retail - 9.9%
Genuine Parts Co.	676	94,424
Lowe's Cos., Inc.	286	77,463
Target Corp.	656	102,244
Walmart, Inc.	551	44,493
		318,624

Water - 7.6%
American States Water Co.	931	77,543
California Water Service Group	1,401	75,962
SJW Group	1,584	92,046
		245,551
TOTAL COMMON STOCKS (Cost $2,735,555)		3,084,363

REAL ESTATE INVESTMENT TRUSTS - 4.5%	Shares	Value
Federal Realty Investment Trust	1,278	146,932
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $123,265)		146,932

TOTAL INVESTMENTS - 99.9% (Cost $2,858,820)		3,231,295
Other Assets in Excess of Liabilities - 0.1%		3,050
TOTAL NET ASSETS - 100.0%		$3,234,345

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Roundhill S&P Dividend Monarchs ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,084,363	$–	$–	$3,084,363
Real Estate Investment Trusts	146,932	–	–	146,932
Total Investments	$3,231,295	$–	$–	$3,231,295

Refer to the Schedule of Investments for further disaggregation of investment categories.